Risk Management and Derivative Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk Management and Derivative Instruments (Textual) [Abstract]
Conditional rights of set-off under ISDA Master Agreement reduce the maximum amount of loss due to credit risk	$ 20.0
Net cash payments	$ 1.4	$ 0.9	$ 0.3